Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

21.    Related Party Transactions

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from ROKUROKUSOU LLC where Takuya Kozuki, a director of KONAMI CORPORATION, is the representative, for ¥1,336 million ($16,067 thousand). The acquisition price was determined based on the third party appraisal.

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from Kozuki Capital Corporation for ¥685 million ($8,238 thousand). Kozuki Capital Corporation is a company owned by a key management personnel of the Company and his immediate family members. The acquisition price was determined based on the third party appraisal.